Employee Benefits - Summary of Maturity Profile of Defined Benefit Obligation (Details) $ in Millions	Mar. 31, 2019 USD ($)
Less Than 1 Year
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	$ 29
1-2 Years
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	30
2 - 3 Year
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	31
3 - 4 Year
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	32
4 - 5 Year
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	34
5 - 10 Years
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	$ 168